Principal Accounting Policies (Marketable Securities) (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Unrealized gain on marketable securities	$ 0	0	15,668	3,384
Realized gain of marketable securities	$ 0	0	20,059	0